Cover	Oct. 01, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Akerna Corp., a Delaware corporation (the “Company”), for the purpose of amending Item 9.01 Financial Statements and Exhibits of that certain Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission (“SEC”) on October 4, 2021 (the “Original Form 8-K”) in connection with the completion of the acquisition of The NAV People Inc., a Delaware corporation d/b/a “365 Cannabis” (“365 Cannabis”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Document Period End Date	Oct. 01, 2021
Entity File Number	001-39096
Entity Registrant Name	AKERNA CORP.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1550 Larimer St.
Entity Address, Address Line Two	#246
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	888
Local Phone Number	932-6537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KERN
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	KERNW
Security Exchange Name	NASDAQ